Document and Entity Information	12 Months Ended
Dec. 31, 2013
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 31, 2013
Trading Symbol	HUM
Entity Registrant Name	HUMANA INC
Entity Central Index Key	0000049071